Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 11,044	$ 17,958	$ 4,531
Restricted cash	50	50	50
Short-term investments			30,059
Accounts receivable	584	2,511	3,045
Prepaid expenses and other current assets	511	223	684
Total current assets	12,189	20,742	38,369
Property and equipment, net	2,132	2,363	3,535
Intangible asset, net		7,200	17,654
Restricted cash and other assets	1,800	1,801	1,817
Total assets	16,121	32,106	61,375
Current liabilities:
Accounts payable	1,472	2,237	3,261
Accrued expenses and other current liabilities	1,300	3,339	4,841
Deferred revenue	1,617	2,392	4,918
Current portion of term loan payable		6,640	6,327
Current portion of lease incentive obligation	284	284	284
Total current liabilities	4,673	14,892	19,631
Term loan payable, net of current portion	0	2,132	8,772
Deferred revenue, net of current portion			600
Deferred rent, net of current portion	272	309	457
Lease incentive obligation, net of current portion	520	591	875
Other long-term liabilities			14
Stockholders' equity:
Preferred stock, $0.001 par value; 5,000 shares authorized; no shares issued and outstanding
Common stock, value	26	26	21
Additional paid-in capital	394,060	393,796	372,018
Accumulated other comprehensive income			10
Accumulated deficit	(383,430)	(379,640)	(341,023)
Stockholders' equity	10,656	14,182	31,026
Total liabilities and stockholders' equity	$ 16,121	$ 32,106	$ 61,375